UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21694

MELLON OPTIMA L/S STRATEGY FUND, LLC

(Exact name of registrant as specified in charter)

BNY Mellon Financial Center

One Boston Place, 024-0071

Boston, Massachusetts 02108

(Address of principal executive offices) (Zip code)

Peter M. Sullivan, Esq.

BNY Mellon Financial Center

One Boston Place, 024-0081

Boston, Massachusetts 02108

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 722-7000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2014

Item 1 — Schedule of Investments.

Attached hereto.

Mellon Optima L/S Strategy Fund, LLC

Consolidated Schedule of Investments - June 30, 2014 (unaudited)

Investment Funds - United States	Cost	Value	Percentage of Net Assets	Liquidity	Redemption Notice Period (# of days)
Opportunistic
Bay Pond Partners, L.P.	$19,254,239	$25,716,038	4.9%	Semi-Annually †*	45
Espalier Global Partners, L.P.	28,000,000	30,273,311	5.8%	Quarterly †	30
Glenview Institutional Partners, L.P.	19,254,134	37,119,269	7.1%	Quarterly †	45
SRS Partners, Ltd.	18,319,153	25,435,109	4.9%	Quarterly (a)	60

	84,827,526	118,543,727	22.7%

Growth
CCI Healthcare Partners, L.P.	23,000,000	23,592,164	4.5%	Monthly (b)	30
Coatue Offshore Fund, Ltd.	20,000,000	21,074,166	4.0%	Monthly †	45
Conatus Capital Overseas, Ltd.	19,564,649	23,291,803	4.5%	Quarterly †	65
Criterion Horizons Fund II, L.P.	23,000,000	25,517,068	4.9%	Monthly (c)	45
Miura Global Partners II, L.P.	17,563,685	25,134,653	4.8%	Monthly †	60

	103,128,334	118,609,854	22.7%

Value
Amici Qualified Associates, L.P.	7,569,691	12,229,772	2.3%	Quarterly †	45
Bay II Resource Partners, L.P.	13,198,452	26,027,726	5.0%	Quarterly †	45
East Side Capital Offshore, Ltd.	16,473,818	22,448,979	4.3%	Monthly (d)	30
Lafayette Street Fund II, L.P.	15,000,000	14,882,749	2.8%	Monthly (e)	45
Long Pond Capital, Q.P. Fund, LP	15,000,000	15,639,267	3.0%	Quarterly (f)	60
SEG Partners II, L.P.	16,108,250	24,250,567	4.6%	Quarterly †	45
Southpoint Qualified Fund, L.P.	17,538,626	21,699,618	4.2%	Quarterly (g)	60
Tiger Eye Partners, L.P.	20,000,000	20,289,772	3.9%	Quarterly (h)	60

	120,888,837	157,468,450	30.1%

Other
International
Calypso Capital SPV, LLC	70,304	44,345	0.0%	††
Discovery Global Opportunity Fund, Ltd.	25,000,000	29,107,631	5.6%	Semi-Annually †	60
LAE Fund L.P.	15,000,000	14,791,581	2.8%	Quarterly †	60
OCCO Eastern European Fund	15,000,000	15,296,965	2.9%	Monthly †	30
Event-Driven
JANA Nirvana Fund, L.P.	23,000,000	34,399,802	6.6%	Quarterly †	60
Pershing Square, L.P.	15,750,000	24,825,471	4.8%	Quarterly (i)	65

	93,820,304	118,465,795	22.7%

Total Investment Funds	402,665,001	513,087,826	98.2%

Affiliated Investment
Dreyfus Institutional Reserves
Treasury Prime Fund	6,294,940	6,294,940	1.2%	Daily (j)

Total Investments	$408,959,941	519,382,766	99.4%

Other Assets in Excess of Liabilities		3,003,221	0.6%

Total Net Assets		$522,385,987	100.0%

Mellon Optima L/S Strategy Fund, LLC

Consolidated Schedule of Investments - June 30, 2014 (unaudited)

(a)	50% of this investment is subject to a 25% gate per quarter. Additionally, up to 33% of the remaining 50% of the investment may be redeemed during any 12 month period, essentially creating a gate that would require a minimum of 8 quarters to fully withdraw.

(b)	Investment has a 1 year soft lock-up period with a 2% early withdrawal fee. $15 million was invested on 8/1/13.

(c)	Investment has a 1 year soft lock-up period with a 4% early withdrawal fee. $20 million was invested on 9/1/13.

(d)	Investment has a 2 year soft lock-up period with a 4% early withdrawal fee during the first year and a 2% early withdrawal fee during the second year. $15 million was invested on 11/1/12 and an additional $5 million was invested on 9/1/13.

(e)	Investment has a 1 year soft lockup period with a 2% early withdrawal fee. $10 million was invested on 1/1/14 and an additional $5 million was invested on 3/1/14.

(f)	Up to 1/4 of the investment amount can be redeemed each quarter, essentially creating a gate that would require a minimum of four quarters to fully withdraw.

(g)	75% of this investment may be subject to a gate.

(h)	Investment has a 1 year soft lock-up period with a 4% early withdrawal fee. $20 million was invested on 4/1/14.

(i)	Up to 1/8 of the investment amount can be redeemed each quarter, essentially creating a gate that would require a minimum of eight quarters to fully withdraw. In addition, the investment may be subject to a gate if more than 20% of the net asset value of Pershing Square, L.P. is redeemed on the redemption date.

(j)	Investment in affiliated money market mutual fund. The 7-day yield at 6/30/14 was 0.00%.

†	The investment amount has no lock-up or other redemption restrictions.

††	Illiquid investment. The investment is expected to liquidate over the next one to five years.

*	Investment held by Mellon Optima 1099 Domestic Access Fund LLC (the “Fund Subsidiary”), a wholly owned subsidiary of the Fund.

At June 30, 2014, net unrealized appreciation on investments was $110,422,825 of which $110,774,454 related to appreciated investment securities and $351,629 related to depreciated investment securities. At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Mellon Optima L/S Strategy Fund, LLC

Notes to Financial Statements

June 30, 2014 (unaudited)

Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Mellon Optima L/S Strategy Fund, LLC (the “Fund”) in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The financial statements have been consolidated and include the accounts of the Fund and the Fund Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

A. Valuation of the Fund and its Investments

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Quoted prices which are not active, quoted prices for restricted securities, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. As a general matter, Investment Fund investments have been valued at the net asset value as reported by the Investment Funds, without adjustment. The net asset value reported by the Investment Funds may be based upon unobservable inputs and a significant change in those unobservable inputs could result in significantly different redemptions terms, as well as a lower or higher net asset value, than those reported for such Investment Funds. The Fund has considered this use of unobservable inputs, among other factors, to categorize its Investment Fund investments within Level 3 of the fair value hierarchy.

The net asset value of the Fund is determined by or at the direction of Mellon Hedge Advisors LLC, the Fund’s investment adviser (the “Adviser”) as of the close of business at the end of each calendar month and on any other date the Fund’s Board of Directors (the “Board”) may designate in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The Board has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of the end of each calendar month and on any other date the Board may designate ordinarily is the value determined as of such date for each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in an Investment Fund represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund’s capital was withdrawn from the Investment Fund at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. All valuations utilize financial information supplied by the Investment Funds and are net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. In the event that an Investment Fund does not report a value to the Fund on a timely basis at the end of each calendar month, the Fund determines the fair value of its interest in such Investment Fund based on the

Mellon Optima L/S Strategy Fund, LLC

Notes to Financial Statements

June 30, 2014 (unaudited)

Significant Accounting Policies (continued):

A. Valuation of the Fund and its Investments (continued):

most recent value reported by the Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio. These investments are categorized within Level 3 of the fair value hierarchy.

Shares of registered, open-end investment companies are valued at their net asset value.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investment Funds	$—	$—	$513,087,826	$513,087,826
Affiliated Mutual Fund	6,294,940	—	—	6,294,940

Total Investments in Securities	$6,294,940	$—	$513,087,826	$519,382,766

Investments have been disclosed by strategy or sector, as applicable, in the Consolidated Schedule of Investments.

For the period ended June 30, 2014, there have been no significant changes to the Fund’s fair valuation methodology.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

Item 2 — Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 — Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MELLON OPTIMA L/S STRATEGY FUND, LLC

By:	/s/ JENNIFER L. CARNES
Jennifer L. Carnes
Vice President, Treasurer and Chief Financial Officer

Date:	August 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JENNIFER L. CARNES
Jennifer L. Carnes
Vice President, Treasurer and Chief Financial Officer

Date:	August 29, 2014

By:	/s/ DAVID K. MOSSMAN
David K. Mossman
President and Chief Executive Officer

Date:	August 29, 2014